N-2 - USD ($)			3 Months Ended
		Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020
Cover [Abstract]
Entity Central Index Key		0001580345
Amendment Flag		false
Document Type		424B2
Entity Registrant Name		TriplePoint Venture Growth BDC Corp.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Stockholder Transaction Expenses:

Sales load or other commission payable by us (as a percentage of offering price)

2.00

%(1)

Offering expenses (as a percentage of offering price)

0.50

%(2)

Dividend reinvestment plan expenses

—

%(3)

Total Stockholder Transaction Expenses (as a percentage of offering price)

2.50

%

Sales Load [Percent]	[1]	2.00%
Dividend Reinvestment and Cash Purchase Fees	[2]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[3]	0.50%
Other Transaction Expenses [Percent]		2.50%
Annual Expenses [Table Text Block]

Annual Expenses (as a percentage of net assets attributable to common stock):

Base management fee payable under the Investment Advisory Agreement

3.77

%(4)

Incentive fee payable under the Investment Advisory Agreement (20% of net investment income and realized capital gains)

3.24

%(5)

Interest payments on borrowed funds

5.55

%(6)

Other expenses

1.57

%(7)

Total annual expenses

14.13

%

Management Fees [Percent]	[4]	3.77%
Interest Expenses on Borrowings [Percent]	[5]	5.55%
Incentive Fees [Percent]	[6]	3.24%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[7]	1.57%
Total Annual Expenses [Percent]		14.13%
Expense Example [Table Text Block]

Example

The following example demonstrates the projected dollar amount of total cumulative expenses over various periods with respect to a hypothetical investment in our common stock. In calculating the following expense amounts, we have assumed we would have no additional leverage and that our annual operating expenses would remain at the levels set forth in the table above.

	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return(1)	$134	$328	$499	$847
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return entirely from realized capital gains	$144	$352	$532	$885

____________

(1)      Assumes no return from net realized capital gains or net unrealized capital appreciation.

Purpose of Fee Table , Note [Text Block]

The following table is intended to assist you in understanding the costs and expenses that an investor in our common stock will bear directly or indirectly. We caution you that some of the percentages indicated in the table below are estimates and may vary. Except where the context suggests otherwise, whenever this prospectus supplement contains a reference to fees or expenses paid by “you,” or “us” or that “we” will pay fees or expenses, we will pay such fees and expenses out of our net assets and, consequently, you will indirectly bear such fees or expenses as an investor in us. Except as noted below, the following annualized percentages were calculated based on actual expenses incurred in the six months ended June 30, 2022 and net assets as of June 30, 2022, and do not include events occurring subsequent thereto. The table and examples below include all fees and expenses of our consolidated subsidiaries.

Basis of Transaction Fees, Note [Text Block]		The expenses of the dividend reinvestment plan are included in “Other expenses.” The plan administrator’s fees will be paid by us. We will not charge any brokerage charges or other charges to stockholders who participate in the plan. However, your own broker may impose brokerage charges in connection with your participation in the plan. See “Dividend Reinvestment Plan” in the accompanying prospectus.
Other Transaction Fees Basis, Note [Text Block]		“Other expenses” (approximately $6.4 million) represent our estimated amounts for the current fiscal year, which are based upon the results of our operations for the six months ended June 30, 2022, including payments under the Administration Agreement based on our allocable portion of overhead and other expenses incurred by our Administrator.
Other Expenses, Note [Text Block]		The percentage reflects estimated offering expenses of approximately $250,000 and assumes we sell all $50.0 million of common stock available in this common stock at-the-market offering pursuant to this prospectus supplement and the accompanying prospectus.
Acquired Fund Fees and Expenses, Note [Text Block]

FEES AND EXPENSES

The following table is intended to assist you in understanding the costs and expenses that an investor in our common stock will bear directly or indirectly. We caution you that some of the percentages indicated in the table below are estimates and may vary. Except where the context suggests otherwise, whenever this prospectus supplement contains a reference to fees or expenses paid by “you,” or “us” or that “we” will pay fees or expenses, we will pay such fees and expenses out of our net assets and, consequently, you will indirectly bear such fees or expenses as an investor in us. Except as noted below, the following annualized percentages were calculated based on actual expenses incurred in the six months ended June 30, 2022 and net assets as of June 30, 2022, and do not include events occurring subsequent thereto. The table and examples below include all fees and expenses of our consolidated subsidiaries.

Stockholder Transaction Expenses:
Sales load or other commission payable by us (as a percentage of offering price)	2.00	%(1)
Offering expenses (as a percentage of offering price)	0.50	%(2)
Dividend reinvestment plan expenses	—	%(3)
Total Stockholder Transaction Expenses (as a percentage of offering price)	2.50%
Annual Expenses (as a percentage of net assets attributable to common stock):
Base management fee payable under the Investment Advisory Agreement	3.77	%(4)
Incentive fee payable under the Investment Advisory Agreement (20% of net investment income and realized capital gains)	3.24	%(5)
Interest payments on borrowed funds	5.55	%(6)
Other expenses	1.57	%(7)
Total annual expenses	14.13%

____________

(1)      Represents the maximum commission with respect to the shares of common stock being sold in this offering. The Sales Agent will be entitled to compensation of up to 2.0% of the gross proceeds of the sale of any shares of our common stock under the Sales Agreement, with the exact amount of such compensation to be mutually agreed upon by us and the Sales Agent from time to time. There is no guarantee that there will be any sales of our common stock pursuant to this prospectus supplement and the accompanying prospectus.

(2)      The percentage reflects estimated offering expenses of approximately $250,000 and assumes we sell all $50.0 million of common stock available in this common stock at-the-market offering pursuant to this prospectus supplement and the accompanying prospectus.

(3)      The expenses of the dividend reinvestment plan are included in “Other expenses.” The plan administrator’s fees will be paid by us. We will not charge any brokerage charges or other charges to stockholders who participate in the plan. However, your own broker may impose brokerage charges in connection with your participation in the plan. See “Dividend Reinvestment Plan” in the accompanying prospectus.

(4)      Our base management fee, payable quarterly in arrears, is calculated at an annual rate of 1.75% of our average adjusted gross assets, including assets purchased with borrowed amounts and other forms of leverage. See “Business-Management Agreements-Investment Advisory Agreement” in our Annual Report on Form 10-K for the fiscal year ended December 31, 2021 for more information.

(5)      Assumes that annual incentive fees earned by our Adviser remain consistent with the incentive fees that would have been earned by our Adviser (if not for the cumulative “catch-up” provision explained below) for the six months ended June 30, 2022 adjusted for any equity issuances. The incentive fee consists of two components, investment income and capital gains, which are largely independent of each other, with the result that one component may be payable even if the other is not payable.

          Under the investment income component, we pay our Adviser each quarter 20.0% of the amount by which our pre-incentive fee net investment income for the quarter exceeds a hurdle rate of 2.0% (which is 8.0% annualized) of our net assets at the end of the immediately preceding calendar quarter, subject to a “catch-up” provision pursuant to which our Adviser receives all of such income in excess of the 2.0% level but less than 2.5% and subject to a total return requirement. The effect of the “catch-up” provision is that, subject to the total return provision discussed below, if pre-incentive fee net investment income exceeds 2.5% in any calendar quarter, our Adviser receives 20.0% of our pre-incentive fee net investment income as if the 2.0% hurdle rate did not apply. The foregoing incentive fee is subject to a total return requirement, which provides that no incentive fee in respect of our pre-incentive fee net investment income is payable except to the extent that 20.0% of the cumulative net increase in net assets resulting from operations since March 5, 2014 exceeds the cumulative incentive fees accrued and/or paid since March 5, 2014. In other words, any investment income incentive fee that is payable in a calendar quarter will be limited to the lesser of (i) 20.0% of the amount by which our pre-incentive fee net investment income for such calendar quarter exceeds the 2.0% hurdle rate, subject to the “catch-up” provision and (ii) (x) 20.0% of the cumulative net increase in net assets resulting from operations since March 5, 2014 minus (y) the cumulative incentive fees accrued and/or paid since March 5, 2014. For the foregoing purpose, the “cumulative net increase in net assets resulting from operations” is the sum of our pre-incentive fee net investment income, realized gains and losses and unrealized appreciation and depreciation since March 5, 2014. Under the capital gains component of the incentive fee, we pay our Adviser at the end of each calendar year 20.0% of our aggregate cumulative realized capital gains from inception through the end of that year, computed net of our aggregate cumulative realized capital losses and our aggregate cumulative unrealized depreciation through the end of such year, less the aggregate amount of any previously paid capital gain incentive fees. For the foregoing purpose, our “aggregate cumulative realized capital gains” does not include any unrealized appreciation. It should be noted that we accrue an incentive fee for accounting purposes taking into account any unrealized appreciation in accordance with GAAP. The capital gains component of the incentive fee is not subject to any minimum return to stockholders.

(6)      “Interest payments on borrowed funds” represent our estimated annual interest payment, fees and credit facility expenses and are based on results of operations for the six months ended June 30, 2022 (annualized), including with respect to the Credit Facility and 4.50% unsecured notes due March 19, 2025 (the “2025 Notes”), 4.50% unsecured notes due March 1, 2026 (the “2026 Notes”), and 5.00% unsecured notes due February 28, 2027 (the “2027 Notes,” and together with the 2025 Notes and the 2026 Notes, the “Notes”). The costs associated with any outstanding indebtedness are indirectly borne by our common stockholders. The amount of leverage we employ at any particular time will depend on, among other things, the Board and our Adviser’s assessment of the market and other factors at the time at any proposed borrowing. We may also issue preferred stock, subject to our compliance with applicable requirements under the 1940 Act.

(7)      “Other expenses” (approximately $6.4 million) represent our estimated amounts for the current fiscal year, which are based upon the results of our operations for the six months ended June 30, 2022, including payments under the Administration Agreement based on our allocable portion of overhead and other expenses incurred by our Administrator.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

We are an externally managed, closed-end management investment company that has elected to be regulated as a business development company under the Investment Company Act of 1940, as amended. We have elected to be treated, and intend to qualify annually, as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, for U.S. federal income tax purposes. We were formed to expand the venture growth stage business segment of TriplePoint Capital LLC’s investment platform. We refer to TriplePoint Capital LLC as “TPC” or “TriplePoint Capital.” Our investment objective is to maximize our total return to stockholders primarily in the form of current income and, to a lesser extent, capital appreciation by primarily lending with warrants to venture growth stage companies focused in technology and other high growth industries that are backed by TPC’s select group of leading venture capital investors.

Risk Factors [Table Text Block]

RISK FACTORS

Investing in our common stock involves a high degree of risk. In addition to the other information contained in this prospectus supplement, including the risks described below, the accompanying prospectus and the documents incorporated by reference herein and therein, you should carefully consider the risk factors incorporated by reference in the accompanying prospectus and as described in the section titled “Risk Factors” in our most recent Annual Report on Form 10-K, before making an investment in our common stock, as well as in subsequent filings with the SEC, which are incorporated by reference into this prospectus supplement and the accompanying prospectus in their entirety. The risks described in these documents are not the only ones we face. Additional risks and uncertainties that we are unaware of, or that we currently believe are not material, may also become important factors that adversely affect our business. Past financial performance may not be a reliable indicator of future performance, and historical trends should not be used to anticipate results or trends in future periods. If any of these risks actually occurs, our business, reputation, financial condition, results of operations, revenue, and future prospects could be seriously harmed. In such case, the market price of shares of our common stock could decline, and you may lose part or all of your investment. Please also read carefully the section titled “Cautionary Statement Regarding Forward-Looking Statements” in the accompanying prospectus.

Our management will have broad discretion in the use of the net proceeds from this offering and may allocate the net proceeds from this offering in ways that you and other stockholders may not approve of.

Our management will have broad discretion in the use of the net proceeds, including for any of the purposes described in the section entitled “Use of Proceeds,” and you will not have the opportunity as part of your investment decision to assess whether the net proceeds are being used in ways with which you may not agree or may not otherwise be considered appropriate. Because of the number and variability of factors that will determine our use of the net proceeds from this offering, their ultimate use may vary substantially from their currently intended use. The failure of our management to use these funds effectively could harm our business. Pending their use, we may invest the net proceeds from this offering in short-term, investment grade, interest-bearing securities. These investments may not yield a favorable return to our stockholders.

We may be unable to invest a significant portion of the net proceeds of this offering on acceptable terms.

Delays in investing the net proceeds raised in an offering or from exiting an investment, prepayment of an investment or other capital source may cause our performance to be worse than that of other fully invested BDCs or other lenders or investors pursuing comparable investment strategies. We cannot assure you that we will be able to identify any investments that meet our investment objective or that any investment that we make will produce a positive return. We may be unable to invest the net proceeds from any offering, from exiting an investment, prepayment of an investment or other capital source on acceptable terms within the time period that we anticipate or at all, which could harm our financial condition and operating results.

Risk [Text Block]		RISK FACTORS
Share Price [Table Text Block]

PRICE RANGE OF COMMON STOCK AND DISTRIBUTIONS

Our common stock is traded on the NYSE under the symbol “TPVG.” The following table sets forth, for each fiscal quarter during the last two full fiscal years and the current fiscal year to date, the net asset value (“NAV”) per share of our common stock, the high and low closing sales prices for our common stock, such sales prices as a percentage of NAV per share and quarterly distributions per share.

	Closing Sales Price(2)			Premium/ (Discount) of High Sales Price to NAV(3)	Premium/ (Discount) of Low Sales Price to NAV(3)	Declared Distributions
Period	NAV(1)	High	Low
Third Quarter of 2022 (through September 28, 2022)	*	$14.47	$10.46	*	*	*
Second Quarter of 2022	$13.01	$17.88	$12.17	37.4%	(6.5)%	$0.36
First Quarter of 2022	$13.84	$18.07	$15.80	30.6%	14.2%	$0.36
Fourth Quarter of 2021	$14.01	$19.05	$15.90	36.0%	13.5%	$0.36
Third Quarter of 2021	$13.92	$16.20	$15.02	16.4%	7.9%	$0.36
Second Quarter of 2021	$13.03	$16.71	$14.17	28.2%	8.7%	$0.36
First Quarter of 2021	$13.00	$15.13	$12.83	16.4%	(1.3)%	$0.36
Fourth Quarter of 2020	$12.97	$13.56	$10.49	4.5%	(19.1)%	$0.46	(4)
Third Quarter of 2020	$13.28	$12.48	$9.58	(6.0)%	(27.9)%	$0.36
Second Quarter of 2020	$13.17	$11.55	$4.69	(12.3)%	(64.4)%	$0.36
First Quarter of 2020	$12.85	$14.42	$2.90	12.2%	(77.4)%	$0.36

____________

(1)      NAV per share is determined as of the last day in the relevant quarter and therefore may not reflect the NAV per share on the date of the high and low sales prices. The NAVs shown are based on outstanding shares at the end of each period.

(2)      Closing sales price as provided by the NYSE.

(3)      Calculated as of the respective high or low closing sales price divided by the quarter end NAV and subtracting 1.

(4)      Includes a $0.10 per share special distribution.

*        Not determinable at the time of filing.

Lowest Price or Bid	[8]	$ 10.46	$ 12.17	$ 15.8	$ 15.9	$ 15.02	$ 14.17	$ 12.83	$ 10.49	$ 9.58	$ 4.69	$ 2.9
Highest Price or Bid	[8]	$ 14.47	$ 17.88	$ 18.07	$ 19.05	$ 16.2	$ 16.71	$ 15.13	$ 13.56	$ 12.48	$ 11.55	$ 14.42
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[9]		37.40%	30.60%	36.00%	16.40%	28.20%	16.40%	4.50%	(6.00%)	(12.30%)	12.20%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[9]		(6.50%)	14.20%	13.50%	7.90%	8.70%	(1.30%)	(19.10%)	(27.90%)	(64.40%)	(77.40%)
Latest NAV	[8],[10]		$ 13.01	$ 13.84	$ 14.01	$ 13.92	$ 13.03	$ 13	$ 12.97	$ 13.28	$ 13.17	$ 12.85
Other Performance Based Incentive Fees [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	[11]	$ 134
Expense Example, Years 1 to 3	[11]	328
Expense Example, Years 1 to 5	[11]	499
Expense Example, Years 1 to 10	[11]	847
Scenario, Plan [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		144
Expense Example, Years 1 to 3		352
Expense Example, Years 1 to 5		532
Expense Example, Years 1 to 10		$ 885

[1]	Represents the maximum commission with respect to the shares of common stock being sold in this offering. The Sales Agent will be entitled to compensation of up to 2.0% of the gross proceeds of the sale of any shares of our common stock under the Sales Agreement, with the exact amount of such compensation to be mutually agreed upon by us and the Sales Agent from time to time. There is no guarantee that there will be any sales of our common stock pursuant to this prospectus supplement and the accompanying prospectus.
[2]	The expenses of the dividend reinvestment plan are included in “Other expenses.” The plan administrator’s fees will be paid by us. We will not charge any brokerage charges or other charges to stockholders who participate in the plan. However, your own broker may impose brokerage charges in connection with your participation in the plan. See “Dividend Reinvestment Plan” in the accompanying prospectus.
[3]	The percentage reflects estimated offering expenses of approximately $250,000 and assumes we sell all $50.0 million of common stock available in this common stock at-the-market offering pursuant to this prospectus supplement and the accompanying prospectus.
[4]	Our base management fee, payable quarterly in arrears, is calculated at an annual rate of 1.75% of our average adjusted gross assets, including assets purchased with borrowed amounts and other forms of leverage. See “Business-Management Agreements-Investment Advisory Agreement” in our Annual Report on Form 10-K for the fiscal year ended December 31, 2021 for more information.
[5]	“Interest payments on borrowed funds” represent our estimated annual interest payment, fees and credit facility expenses and are based on results of operations for the six months ended June 30, 2022 (annualized), including with respect to the Credit Facility and 4.50% unsecured notes due March 19, 2025 (the “2025 Notes”), 4.50% unsecured notes due March 1, 2026 (the “2026 Notes”), and 5.00% unsecured notes due February 28, 2027 (the “2027 Notes,” and together with the 2025 Notes and the 2026 Notes, the “Notes”). The costs associated with any outstanding indebtedness are indirectly borne by our common stockholders. The amount of leverage we employ at any particular time will depend on, among other things, the Board and our Adviser’s assessment of the market and other factors at the time at any proposed borrowing. We may also issue preferred stock, subject to our compliance with applicable requirements under the 1940 Act.
[6]	Assumes that annual incentive fees earned by our Adviser remain consistent with the incentive fees that would have been earned by our Adviser (if not for the cumulative “catch-up” provision explained below) for the six months ended June 30, 2022 adjusted for any equity issuances. The incentive fee consists of two components, investment income and capital gains, which are largely independent of each other, with the result that one component may be payable even if the other is not payable.

          Under the investment income component, we pay our Adviser each quarter 20.0% of the amount by which our pre-incentive fee net investment income for the quarter exceeds a hurdle rate of 2.0% (which is 8.0% annualized) of our net assets at the end of the immediately preceding calendar quarter, subject to a “catch-up” provision pursuant to which our Adviser receives all of such income in excess of the 2.0% level but less than 2.5% and subject to a total return requirement. The effect of the “catch-up” provision is that, subject to the total return provision discussed below, if pre-incentive fee net investment income exceeds 2.5% in any calendar quarter, our Adviser receives 20.0% of our pre-incentive fee net investment income as if the 2.0% hurdle rate did not apply. The foregoing incentive fee is subject to a total return requirement, which provides that no incentive fee in respect of our pre-incentive fee net investment income is payable except to the extent that 20.0% of the cumulative net increase in net assets resulting from operations since March 5, 2014 exceeds the cumulative incentive fees accrued and/or paid since March 5, 2014. In other words, any investment income incentive fee that is payable in a calendar quarter will be limited to the lesser of (i) 20.0% of the amount by which our pre-incentive fee net investment income for such calendar quarter exceeds the 2.0% hurdle rate, subject to the “catch-up” provision and (ii) (x) 20.0% of the cumulative net increase in net assets resulting from operations since March 5, 2014 minus (y) the cumulative incentive fees accrued and/or paid since March 5, 2014. For the foregoing purpose, the “cumulative net increase in net assets resulting from operations” is the sum of our pre-incentive fee net investment income, realized gains and losses and unrealized appreciation and depreciation since March 5, 2014. Under the capital gains component of the incentive fee, we pay our Adviser at the end of each calendar year 20.0% of our aggregate cumulative realized capital gains from inception through the end of that year, computed net of our aggregate cumulative realized capital losses and our aggregate cumulative unrealized depreciation through the end of such year, less the aggregate amount of any previously paid capital gain incentive fees. For the foregoing purpose, our “aggregate cumulative realized capital gains” does not include any unrealized appreciation. It should be noted that we accrue an incentive fee for accounting purposes taking into account any unrealized appreciation in accordance with GAAP. The capital gains component of the incentive fee is not subject to any minimum return to stockholders.

[7]	“Other expenses” (approximately $6.4 million) represent our estimated amounts for the current fiscal year, which are based upon the results of our operations for the six months ended June 30, 2022, including payments under the Administration Agreement based on our allocable portion of overhead and other expenses incurred by our Administrator.
[8]	Closing sales price as provided by the NYSE.
[9]	Calculated as of the respective high or low closing sales price divided by the quarter end NAV and subtracting 1.
[10]	NAV per share is determined as of the last day in the relevant quarter and therefore may not reflect the NAV per share on the date of the high and low sales prices. The NAVs shown are based on outstanding shares at the end of each period.
[11]	Assumes no return from net realized capital gains or net unrealized capital appreciation.